Inventories and contracts in progress (Tables)	12 Months Ended
Dec. 31, 2019
Inventory and contract in progress [abstract]
Disclosure of inventories and contracts in progress [text block]
	As of December 31,
in 000€	2019	2018	2017*
Raw materials	7,400	5,616	4,970
Work in progress	2,805	2,151	3,377
Finished goods	1,996	1,390	1,414
Contracts in progress	495	829	1,266
Total inventories and contracts in progress	12,696	9,986	11,027